Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows provided by /(used in) Operating Activities:
Net income	$ (415)	$ 4,486
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of fixed assets including vessels and amortization of deferred financing fees	98	5,154
Translation gain of foreign currency denominated loan and unrealized foreign exchange differences	5	(29)
Stock-based compensation expense		88
Change in fair value of financial instruments (Note 17)	116	(1,387)
Loss on sale of other fixed assets	5	2
Gain on sale of vessels		(14)
(Increase) Decrease in:
Trade accounts receivable		(674)
Inventories	(390)
Due from related parties	(239)
Advances to various creditors	(3)	(1)
Prepayments and other	(78)	159
Increase (Decrease) in:
Due to related Parties	(798)	(568)
Accounts payable	(858)	164
Other non-current liabilities	(400)	(400)
Accrued liabilities	191	94
Unearned revenue		18
Net Cash provided by / (used in) Operating Activities	(2,766)	7,092
Cash Flows provided by / (used in) Investing Activities:
Net proceeds from sale of vessels		25,214
Advances for vessel acquisitions / under construction (Note 4 and 8)	(33,707)
Decrease in restricted cash	445	733
Net proceeds from sale of other fixed assets		50
Net Cash provided by / (used in) Investing Activities	(33,262)	25,997
Cash Flows (used in) / provided by Financing Activities:
Principal payments of debt		(7,676)
Prepayment of debt		(24,364)
Payment of financing costs	(151)	(1,049)
Proceeds from long-term debt (Note 9)	20,125
Proceeds from the issuance of common shares, net (Note 11)	19,991
Net Cash (used in) / provided by Financing Activities	39,965	(33,089)
Net increase in cash and cash equivalents	3,937
Cash and cash equivalents at beginning of period	9,706
Cash and cash equivalents at end of period	$ 13,643